CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2011
Equipment and Related Accumulated Amortization Cost

The gross amount of plant and equipment and related accumulated amortization recorded under capital leases are as follows:

	December 31, 2010	December 31, 2011
Plant and machinery	71,886	119,086
Less: accumulated amortization	(8,618)	(9,824)

	63,268	109,262
Construction-in-progress – equipment pending installation	38,588	24,053

	101,856	133,315

Future Minimum Lease Payments Under Capital Lease Obligations

Future minimum lease payments under capital lease obligations as of December 31, 2011 are as follows:

Year ending December 31:
2012	47,903
2013	29,292
2014	25,526
2015	12,487

Total minimum lease payments	115,208
Less: Amounts representing interest (at interest rate of 6.98%)	(12,106)

Present value of minimum payments	103,102
Current portion	(41,738)

Non-current portion	61,364